Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Customers and Suppliers

For the years ended December 31, 2025, 2024 and 2023, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended December 31,
Customer	2025		2024	2023
Customer A	*	%	10.34%	*	%
Customer B	*	%	10.30%	*	%

*	Less than 10%

For the years ended December 31, 2025, 2024 and 2023, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2025	2024	2023
Supplier A	* %	29.78%	*	%
Supplier B	18.41%	24.02%	*	%
Supplier C	15.77%	23.30%	*	%
Supplier D	10.79%	17.73%	*	%
Supplier E	21.82%	* %	*	%

*	Less than 10%